Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

8. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2020	Dec 31, 2019
Less than 1 year	27,927	29,217
1 - 3 years	41,270	46,501
3 - 5 years	31,412	38,177
After 5 years	14,178	26,168
Total lease payments	114,787	140,063
Amounts representing interest	(15,381)	(23,309)
Present value of net lease payments	99,406	116,754
Current portion of lease obligations	(22,882)	(23,682)
Non-current portion of lease obligations	76,524	93,072

Total cash outflow	31,240	33,276
Interest on lease liabilities	6,192	6,984